Others - Financial instruments, schedule of sensitivity analysis of changes in significant unobservable inputs to valuation model used in Level 3 FVM (Details) - Financial liabilities at fair value through profit or loss - USD ($)
$ in Thousands
	Jun. 30, 2025	Dec. 31, 2024
Financial instruments
Financial liabilities	$ 915	$ 1,793
Recurring fair value
Financial instruments
Financial liabilities	915
Earnout liabilities | Recurring fair value
Financial instruments
Financial liabilities	158
Earnout liabilities | Recurring fair value | Discount rate | Option Pricing Method
Financial instruments
Financial liabilities	$ 158